Loans To Exar Capital	12 Months Ended
Dec. 31, 2025
Disclosure Of Loan to Exar Capital [Abstract]
Loans to Exar Capital
8.
LOANS TO EXAR CAPITAL

The Company has entered into loan agreements with Exar Capital to provide financing for the construction, working capital, and other funding requirements of Minera Exar, the operator of the Cauchari-Olaroz project.

Changes in the balances of loans to Exar Capital are summarized below.

$
Loans to Exar Capital, as at December 31, 2023	320,869
Loans to Exar Capital	41,978
Repayment of loans and interest by Exar Capital	(26,476)
Accrued interest	44,044
Loans to Exar Capital, as at December 31, 2024	380,415
Repayment of loans and interest by Exar Capital	(3,920)
Accrued interest	39,939
Capitalization of loans to investment in Cauchari-Olaroz Project	(99,422)
Derecognition of existing loans upon extinguishment	(308,314)
Recognition of new loans at fair value upon restructuring	299,635
Loans to Exar Capital, as at December 31, 2025	308,333

During the year ended December 31, 2025, Exar Capital utilized its existing cash balance to repay a portion of its outstanding loan, amounting to $3,920 (Note 26).

Under the amended and restated loan agreements, the loans advanced by the Company to Exar Capital bear interest rates ranging from 8.12% to 8.95% per annum, with revised maturity dates ranging from 2028 to 2035.

8.
LOANS TO EXAR CAPITAL (continued)

As of December 31, 2025, the total outstanding loans to Exar Capital, including accrued interest, amounted to $308,333, with scheduled maturity and interest rates as follows:

Scheduled Maturities (Year)	Outstanding amount ($)	Interest Rate (%)
2028	19,224	8.12%
2029	23,611	8.47%
2030	28,297	8.75%
2031	28,410	8.95%
2032	37,286	8.25%
2033	47,689	8.36%
2034	39,893	8.48%
2035	83,923	8.63%

The recoverability of these loans is dependent on the future cash flows and performance of the Cauchari-Olaroz project. The Company performed an expected credit loss assessment based on the anticipated future performance and cash flow projections of Cauchari-Olaroz. The assessment did not identify any significant increase in credit risk or other factors that would indicate a potential default.